Hedging Derivative Financial Instruments - Outstanding Forward Exchange Contracts (Detail) - 12 months ended Dec. 31, 2017 - Forward exchange contracts [Member] - Cash flow hedges [member]
€ in Millions, $ in Millions
	TWD ($)	EUR (€)
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Currency	EUR/NT$
Maturity Period	2018.03-06
Contract Amount	$ 142	€ 4